ESTIMATION OF FAIR VALUE - Valuation of equity instruments through profit or loss (Details)	Dec. 31, 2024
Disclosure of estimations of fair value [abstract]
Scenario 1, increases in the sensitivity analysis of market value (square meter) (as a percent)	10.00%
Scenario 1, increases in the sensitivity analysis of market income (as a percent)	10.00%
Scenario 1, increases in the sensitivity analysis of initial capitalization rate (as a percent)	0.50%
Scenario 1, increases in the sensitivity analysis of cash flow discount rate (as a percent)	0.50%
Scenario 2, decreases in the sensitivity analysis of market value (square meter) (as a percent)	10.00%
Scenario 2, decreases in the sensitivity analysis of market income (as a percent)	10.00%
Scenario 2, decreases in the sensitivity analysis of initial capitalization rate (as a percent)	0.50%
Scenario 2, decreases in the sensitivity analysis of cash flow rate (square meter) (as a percent)	0.50%